Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 294	$ 6,982
Gold bullion (note 6)	5,745,945	5,001,081
Total assets	5,746,239	5,008,063
Liabilities
Accounts payable	144	40
Total liabilities	144	40
Equity
Unitholders’ capital	5,252,688	4,430,284
Unit premiums and reserves	136	126
Retained earnings (deficit)	606,950	689,478
Underwriting commissions and issue expenses	(113,679)	(111,865)
Total equity (note 7)	5,746,095	5,008,023
Total liabilities and equity	$ 5,746,239	$ 5,008,063
Total equity per Unit	$ 14.46	$ 14.59